Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2020
Redeemable Convertible Preferred Stock [Abstract]
Schedule of redeemable convertible preferred stock
There were no shares of redeemable convertible preferred stock issued during the years ended December 31, 2020 and December 31, 2019 As of December 31, 2020, and 2019, preferred stock consisted of the following (in thousands, except for share data):

	December 31, 2020
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A Preferred Stock	2,500,000	2,500,000	$9,170	$9,170	2,500,000
Series B Preferred Stock	5,066,637	5,066,637	15,118	15,118	5,066,637
Series C Preferred Stock	9,438,744	9,438,744	20,057	20,057	9,438,744
Series D Preferred Stock	36,335,255	19,751,117	153,850	153,850	19,751,117

Total	53,340,636	36,756,498	$198,195	$198,195	36,756,498

	December 31, 2019
	Preferred Stock Authorized	Preferred Stock Issued and Outstanding	Carrying Value	Liquidation Value	Common Stock Issuable Upon Conversion
Series A Preferred Stock	2,500,000	2,500,000	$8,491	$8,491	2,500,000
Series B Preferred Stock	5,066,637	5,066,637	13,998	13,998	5,066,637
Series C Preferred Stock	9,438,744	9,438,744	18,571	18,571	9,438,744
Series D Preferred Stock	36,335,255	19,751,117	142,453	142,453	19,751,117

Total	53,340,636	36,756,498	$183,513	$183,513	36,756,498